Deferred Income Tax and Income Tax Expense - Summary of Tax Impacts Recognized Directly To Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, Before recognition	₩ 7,626	₩ 163,750	₩ (216,862)
Gain (loss) on valuation of hedge instruments (loss) liabilities, Before recognition	(17,707)	(30,168)	(42,510)
Remeasurements of net defined benefit liabilities, Before recognition	(159,757)	(179,129)	247,162
Share of Gain (loss) of associates and joint ventures, and others, Before recognition	4,715	28,715	(14,931)
Exchange differences on translation for foreign operations, Before recognition	59,053	32,376	23,316
Gain or loss on disposal of treasury stock, Before recognition	(76)	402	(59,308)
Total, Before recognition	(106,146)	15,946	(63,133)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, Tax effect	(1,932)	(41,945)	58,288
Gain (loss) on valuation of hedge instruments (loss) liabilities, Tax effect	4,555	7,555	11,180
Remeasurements of net defined benefit liabilities, Tax effect	42,700	41,664	(65,733)
Share of Gain (loss) of associates and joint ventures, and others, Tax effect	(1,194)	(7,225)	3,748
Exchange differences on translation for foreign operations, Tax effect	(14,958)	(8,146)	(5,852)
Gain or loss on disposal of treasury stock, Tax effect	19	(101)	14,886
Total, Tax effect	29,190	(8,198)	16,517
Gain (loss) on valuation of financial assets at fair value through other comprehensive income, After recognition	5,694	121,805	(158,574)
Gain (loss) on valuation of hedge instruments (loss) liabilities, After recognition	(13,152)	(22,613)	(31,330)
Remeasurements of net defined benefit liabilities, After recognition	(117,057)	(137,465)	181,429
Share of Gain (loss) of associates and joint ventures, and others, After recognition	3,521	21,490	(11,183)
Exchange differences on translation for foreign operations, After recognition	44,095	24,230	17,464
Gain or loss on disposal of treasury stock, After recognition	(57)	301	(44,422)
Total other comprehensive income	₩ (76,956)	₩ 7,748	₩ (46,616)